S000022085 [Member] Performance Management - Large Core Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to December 1, 2016 reflects the Fund’s investment performance when managed by a previous sub-adviser and performance between December 1, 2016 and May 1, 2023 reflects the Fund’s investment performance when managed by different previous sub-advisers, both pursuant to similar principal investment strategies. Since May 1, 2023, Nomura Investments Fund Advisers (formerly known as Delaware Investments Fund Advisers) has been responsible for the Fund’s day-to-day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2023 may have differed had Nomura Investments Fund Advisers been responsible for the day-to-day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund.
Performance Additional Market Index [Text]	The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare first with those of a broad-based securities market index, and second with an additional index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
47.15%	-36.58%
06/30/2020	06/30/2022

Performance Table Heading	Average Annual Total Return (for Periods Ended December 31, 2025)
Large Core Growth Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	47.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(36.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022